Operating profit	12 Months Ended
Dec. 31, 2022
Operating profit
Operating profit

6. Operating profit

Expenditure is recognised in respect of goods and services received when supplied in accordance with contractual terms. Provision is made when an obligation exists for a future liability in respect of a past event and where the amount of the obligation can be reliably estimated. A&P expenditure is charged to the income statement as incurred. Shipment costs on intercompany transfers are charged to cost of sales, distribution costs on sales to customers are included in selling, general and administration (SG&A) expenditure.

Key expenses included in operating profit

	2022 £m	2021 £m	2020 £m
Advertising and promotion[1]	2,026	1,941	2,013
Distribution costs[1]	237	209	226
Separation and admission costs[1]	411	278	66
Restructuring costs	41	195	411

[1]  Reported within selling, general and administration expense.

Separation and admission costs represent costs incurred in relation to and in connection with the separation and listing of the Group as a standalone business in 2022.

Restructuring costs

Restructuring costs are recognised and provided for, where appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created by either starting to implement the restructuring plans or announcing its main features. Restructuring costs are those mainly related to specific Board-approved restructuring programmes, including integration costs following material acquisitions, which are structural in nature and significant in scale.

Restructuring costs include severance and other personnel costs, professional fees, impairments of assets, and other related items.

Restructuring costs in 2022, 2021 and 2020 mainly relate to activities aiming to generate synergies from the integration of the Pfizer Group’s Consumer Healthcare business into the Group’s business, following the Pfizer Transaction completed on 31 July 2019. Refer to Note 21 ‘Provisions’ for further details about the Group’s provisions.

A breakdown of the restructuring costs is included below:

	2022 £m	2021 £m	2020 £m
Cost of sales	19	44	89
Selling, general and administration, and other operating expenses	25	150	314
Research and development	(3)	1	8
Total	41	195	411

	2022 £m	2021 £m	2020 £m
Cash	39	175	336
Non-cash	2	20	75
Total	41	195	411

Fees payable to the Group’s auditors (and their associates) included in operating profit

In light of UK and US rules on audit firm independence, following the demerger, and for the period ended 31 December 2022, the Group had two external auditors. Deloitte LLP was engaged in respect of the statutory audit of the financial statements of the Group’s parent company and its subsidiaries in accordance with International Standards of Auditing (UK ISAs). KPMG LLP was appointed to conduct an audit of the Group’s financial statements under the rules and standards of the US Securities and Exchange Commission (SEC) and the US Public Company Accounting Oversight Board (PCAOB) standards. A fee breakdown for each firm is shown in the following table:

		2022 £m	2021 £m	2020 £m
Deloitte LLP	Audit of Parent Company and Consolidated Financial Statements[1]	10	5	5
	Audit of the Company’s subsidiaries	5	6	6
	Audit services	15	11	11
	Other assurance services[2]	6	2	–
Total		21	13	11
KPMG LLP	Audit of Group Consolidated Financial Statements	14	–	–
	Audit services	14	–	–
	Other services[3]	3	–	–
Total		17	–	–

[1]  Includes £nil (2021: £0.9m, 2020: £nil) in relation to incremental audit work performed for audit opinions issued in compliance with PCAOB auditing standards in preparation for the proposed separation of the Group from GSK.

[2]  Includes £3m (2021: £2.4m, 2020 £nil) in relation to reporting accountant work performed in preparation for the proposed separation of the Group from GSK.

[3]  Other services provided by KPMG relate to permissible tax compliance and advisory services (£2.5m), other audit-related services (£0.3m) and other services (£0.2m).